UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

550 E. Swedesford Road

Suite 120

Wayne, PA 19087

 (Address of principal executive offices)(Zip code)

Conestoga Capital Advisors

550 E. Swedesford Road

Suite 120

Wayne, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		June 30, 2015 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
339,224	Dorman Products, Inc. *	16,167,416
Consumer Services, Misc.
347,150	Stamps.com, Inc. *	25,539,825
Educational Services
281,850	Grand Canyon Education, Inc. *	11,950,440
549,260	Healthstream, Inc. *	16,708,489
Educational Services Total		28,658,929
Specialty Retail
137,000	Hibbett Sports, Inc. *	6,381,460

Consumer Discretionary Sector Total		76,747,630	11.44%

Energy
Oil: Crude Producers
559,756	Matador Resources Co. *	13,993,900

Energy Sector Total		13,993,900	2.09%

Financial Services
Asset Management & Custodian
245,175	Westwood Holdings Group, Inc.	14,605,075
Financial Data & Systems
76,550	Morningstar, Inc.	6,089,552

Financial Services Sector Total		20,694,627	3.09%

Healthcare
Biotechnology
154,225	Ligand Pharmaceuticals, Inc. *	15,561,302
324,250	Repligen Corp. *	13,381,797
Bio-Technology		28,943,099
Healthcare Care Services
431,500	National Research Corp. Class-A	6,131,615
202,597	National Research Corp. Class-B	6,845,753
691,350	Omnicell, Inc. *	26,070,809
Healthcare Management Services Total		39,048,177
Healthcare Services
224,600	Medidata Solutions, Inc. *	12,200,272
Medical Equipment
106,900	Abaxis, Inc.	5,503,212
Medical and Dental Instruments & Supplies
232,125	Align Technology, Inc. *	14,556,559
73,775	Bio-Techne Corp.	7,264,624
480,500	Cantel Medical Corp.	25,788,435
530,725	Neogen Corp. *	25,177,594
350,698	Vascular Solutions, Inc. *	12,176,235
Medical and Dental Instruments & Supplies Total		84,963,447

Healthcare Sector Total		170,658,207	25.44%

Materials & Processing
Building: Climate Control
999,000	AAON, Inc.	22,497,480
Building Materials
449,600	Simpson Manufacturing Co., Inc.	15,286,400
Chemicals: Specialty
266,375	Balchem Corp. Class-B	14,842,415

Materials & Processing Sector Total		52,626,295	7.85%

Producer Durables
Back Office Support HR & Consulting
314,350	Advisory Board Co. *	17,185,514
82,275	Costar Group, Inc. *	16,558,666
Back Office Support HR &Consulting Total		33,744,180
Commercial Services:Rental & Leasing
325,400	Mobile Mini, Inc.	13,679,816

Diversified Manufacturing Operations
469,475	Raven Industries, Inc.	9,544,427
Environmental, Maintenance & Security Services
402,400	Healthcare Services Group, Inc.	13,299,320
483,112	Rollins, Inc.	13,783,185
Environmental, Maintenance & Security Services Total		27,082,505
Machinery: Industrial
265,975	Proto Labs, Inc. *	17,947,993
Scientific Instruments: Control & Filter
468,825	Sun Hydraulics Corp.	17,866,921
Scientific Instruments: Gauges
241,450	Faro Technologies, Inc. *	11,275,715
Scientific Instruments: Gauges & Meters
169,960	Mesa Laboratories, Inc.	15,109,444

Producer Durables Sector Total		146,251,001	21.80%

Technology
Computer Services Software & Systems
863,575	ACI Worldwide, Inc.	21,218,037
360,300	Blackbaud, Inc.	20,519,085
675,750	Bottomline Technologies, Inc. *	18,792,608
582,700	EXA Corp. *	6,497,105
351,350	Fleetmatics Group PLC (Ireland) *	16,453,721
769,400	NIC, Inc.	14,064,632
783,875	Pros Holdings, Inc. *	16,547,601
617,875	SciQuest, Inc. *	9,150,729
313,800	SPS Commerce, Inc. *	20,648,040
147,725	Tyler Technologies, Inc. *	19,112,661
Computer Services Software & Systems Total		163,004,219
Electronic Components
151,782	NVE Corp.	11,899,709
160,500	Rogers Corp. *	10,615,470
Electronic Components Total		22,515,179

Technology Sector Total		185,519,398	27.66%

TOTAL COMMON STOCKS
	(Cost $441,070,029)	666,491,058	99.36%

SHORT-TERM INVESTMENTS
4,370,969	UMB Bank Money Market Fiduciary (Cost $4,370,969) 0.01% **	4,370,969	0.65%

TOTAL INVESTMENTS
	(Cost $445,440,998)	670,862,027	100.01%

	Other Assets Less Liabilities	(70,754)	-0.01%

	TOTAL NET ASSETS	$670,791,273	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2015.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $445,440,998 amounted to $225,421,029 which consisted of aggregate gross unrealized appreciation of $239,272,853 and aggregate gross unrealized depreciation of $13,851,824.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2015 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3
Common Stock	$666,491,058	$0	$0
Cash Equivalents	$4,370,969	$0	$0
Total	$670,862,027	$0	$0

CONESTOGA SMID CAP FUND

		Schedule of Investments
		June 30, 2015 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
10,570	Dorman Products, Inc. *	503,766
23,480	Gentex Corp.	385,542
Auto Parts Total		889,308
Educational Services
12,110	Grand Canyon Education, Inc. *	513,464
15,025	Healthstream, Inc. *	457,060
Educational Services Total		970,524
Recreational Vehicles & Boats
3,280	Polaris Industries, Inc.	485,801
Specialty Retail
3,710	Hibbett Sports, Inc. *	172,812

Consumer Discretionary Sector Total		2,518,445	12.50%

Energy
Oil: Crude Producers
4,550	SM Energy Co.	209,846
Oil Well Equipment & Services
3,050	Core Laboratories NV	347,822
4,515	Oceaneering International, Inc.	210,354
Oil Well Equipment & Services Total		558,176

Energy Sector Total		768,022	3.81%

Financial Services
Financial Data & Systems
1,720	Morningstar, Inc.	136,826
Insurance: Multi-Line
840	Markel Corp. *	672,571

Financial Services Sector Total		809,397	4.02%

Healthcare
Bio-Technology
2,960	Ligand Pharmaceuticals, Inc. *	298,664
Healthcare Care Services
15,225	Omnicell, Inc. *	574,135
Healthcare Services
5,955	Medidata Solutions, Inc. *	323,476
Medical Equipment
4,550	Abaxis, Inc.	234,234
Medical and Dental Instruments and Supplies
6,135	Align Technology, Inc. *	384,726
4,475	Bio-Techne Corp.	440,653
9,910	Neogen Corp. *	470,130
Medical and Dental Instruments and Supplies Total		1,295,509

Healthcare Sector Total		2,726,018	13.53%

Materials & Processing
Building: Climate Control
19,700	AAON, Inc.	443,644
Building Materials
10,640	Simpson Manufacturing Co., Inc.	361,760
Chemicals: Specialty
8,150	Balchem Corp., Class-B	454,118

Materials & Processing Sector Total		1,259,522	6.25%

Producer Durables
Aerospace
7,575	Heico Corp.	384,583
Back Office Support HR & Consulting
10,675	Advisory Board Co. *	583,602
12,115	Copart, Inc. *	429,840
3,615	Costar Group, Inc. *	727,555
5,650	IHS, Inc., Class-A *	726,759
Back Office Support HR & Consulting Total		2,467,756
Commercial Services:Rental & Leasing
10,410	Mobile Mini, Inc.	437,636
Diversified Manufacturing Operations
11,890	Raven Industries, Inc.	241,724
Environmental Maint & Security Service
20,377	Rollins, Inc.	581,356
Machinery: Industrial
6,720	Proto Labs, Inc. *	453,466
Machinery: Specialty
5,870	Graco, Inc.	416,946
Railroad Equipment
3,590	Westinghouse Air Brake Technologies Corp.	338,322
Scientific Instruments: Control & Filter
11,870	Donaldson Co., Inc.	424,946
4,665	Sun Hydraulics Corp.	177,783
Scientific Instruments & Services Total		602,729
Scientific Instruments: Electric
2,850	Smith AO Corp.	205,143
Scientific Instruments: Gauges
3,780	Faro Technologies, Inc. *	176,526

Producer Durables Sector Total		6,306,187	31.29%

Technology
Computer Services Software & Systems
19,400	ACI Worldwide, Inc. *	476,658
6,320	Ansys, Inc. *	576,637
10,290	BlackBaud, Inc.	586,015
17,420	Bottomline Technologies, Inc. *	484,450
10,660	Fleetmatics Group PLC (Ireland) *	499,208
15,200	NIC, Inc.	277,856
20,505	Pro Holdings, Inc. *	432,861
10,745	SciQuest, Inc. *	159,133
6,010	SPS Commerce, Inc. *	395,458
4,010	Tyler Technologies, Inc. *	518,814
Computer Services Software & Systems Total		4,407,090
Electronic Components
5,100	Rogers Corp. *	337,314
Electronics
3,755	IPG Photonics Corp. *	319,832

Technology Sector Total		5,064,236	25.13%

TOTAL COMMON STOCKS
	(Cost $18,665,381)	19,451,827	96.53%

SHORT-TERM INVESTMENTS
764,006	UMB Bank Money Market Fiduciary (Cost $764,006) 0.01% **	764,006	3.79%

TOTAL INVESTMENTS
	(Cost $19,429,388)	20,215,833	100.32%

	Liabilities in Excess of Other Assets	(63,949)	-0.32%

	TOTAL NET ASSETS	$20,151,884	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2015.

NOTES TO FINANCIAL STATEMENTS
Conestoga SMid Cap Fund
1. SECURITY TRANSACTIONS
At June 30, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $19,429,388 amounted to $786,446 which consisted of aggregate gross unrealized appreciation of
$1,583,719 and aggregate gross unrealized depreciation of $797,273.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2015 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$19,451,827	$0	$0	$19,451,827
Cash Equivalents	$764,006	$0	$0	$764,006
Total	$20,215,833	$0	$0	$20,215,833

INSTITUTIONAL ADVISORS LARGECAP FUND

			Schedule of Investments
		June 30, 2015 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Distributors
25,521	Genuine Parts Co.	2,284,895
Hotels, Restaurants & Leisure
13,803	McDonald's Corp.	1,312,251
Multiline Retail
36,361	Macy's, Inc.	2,453,277
Specialty Retail
32,572	The TJX Co., Inc.	2,155,289
Textiles, Apparel & Luxury Goods
28,535	VF Corp.	1,990,031

	Consumer Discretionary Sector Total	10,195,743	15.48%

Consumer Staples
Beverages
21,627	PepsiCo, Inc.	2,018,664
Food Products
18,049	Archer Daniels-Midland Co.	870,323
20,259	McCormick & Co.	1,639,966
Food Products Total		2,510,289
Food & Staples Retailing
21,311	Walgreens Boots Alliance, Inc.	1,799,501
Household Products
31,204	Colgate Palmolive Co.	2,041,054

	Consumer Staples Sector Total	8,369,508	12.71%

Energy
Energy Equipment & Services
13,944	Schlumberger, Ltd.	1,201,833
Oil, Gas & Consumable Fuels
17,294	Exxon Mobil Corp.	1,438,861

	Energy Sector Total	2,640,694	4.01%

Financials
Banks
43,674	BB&T Corp.	1,760,499
59,198	US Bancorp.	2,569,193
Banks Total		4,329,692
Consumer Finance
35,414	Discover Financial Services	2,040,555
Insurance
41,465	Marsh & McLennan Companies, Inc.	2,351,066
18,943	Torchmark Corp.	1,102,861
Insurance Total		3,453,927

	Financials Sector Total	9,824,174	14.91%

Health Care
Health Care Equipment & Supplies
19,151	Baxter International, Inc.	1,339,229
30,625	Medtronic, Inc.	2,269,313
Health Care Equipment & Supplies Total		3,608,542
Health Care Providers & Services
17,057	Laboratory Corp of America Holdings *	2,067,650
10,156	McKesson Corp.	2,283,170
Health Care Providers & Services Total		4,350,820
Pharmaceuticals
19,680	Johnson & Johnson	1,918,013

	Health Care Sector Total	9,877,375	14.99%

Industrials
Aerospace & Defense
17,049	Raytheon Co.	1,631,248
14,944	United Technologies Corp.	1,657,738
Aerospace & Defense Total		3,288,986
Air Freight & Logistics
23,179	C.H. Robinson Worldwide, Inc.	1,446,138
Machinery
18,134	Dover Corp.	1,272,644
Road & Rail
17,891	Union Pacific Corp.	1,706,265

	Industrials Sector Total	7,714,033	11.71%

Information Technology
Communications Equipment
73,932	Cisco Systems, Inc.	2,030,173
20,364	Qualcomm, Inc	1,275,397
Communications Equipment Total		3,305,570
Electronic Equipment, Instruments & Components
26,573	TE Connectivity, Ltd.	1,708,644
Semiconductors & Semiconductor Equipment
63,882	Intel Corp.	1,942,971
Software
59,514	Microsoft Corp.	2,627,543
51,568	Oracle Corp.	2,078,190
Software Total		4,705,733
Technology Hardware, Storage & Peripherals
22,056	Apple, Inc.	2,766,374

	Information Technology Sector Total	14,429,292	21.91%

Materials
Containers & Packaging
31,730	Ball Corp.	2,225,859

	Materials Sector Total	2,225,859	3.38%

TOTAL COMMON STOCKS
	(Cost $42,975,019)	65,276,678	99.10%

SHORT-TERM INVESTMENTS
556,710	UMB Bank Money Market Fiduciary 0.01% (Cost $556,710) **	556,710	0.85%

TOTAL INVESTMENTS
	(Cost $43,531,729)	65,833,388	99.94%

	Other Assets Less Liabilities	38,518	0.06%

	TOTAL NET ASSETS	65,871,906	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2015.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At June 30, 2015 the net unrealized appreciation on investments was $22,301,659, which consisted of aggregate gross unrealized appreciation of $22,703,717 and aggregate gross unrealized depreciation of $402,058.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2015 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$65,276,678	$0	$0	$65,276,678
Cash Equivalents	$556,710	$0	$0	$556,710
Total	$65,833,388	$0	$0	$65,833,388

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date August 25, 2015

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date August 25, 2015

* Print the name and title of each signing officer under his or her signature.